UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period:  October 31, 2011

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Liberty Street Horizon Fund

SEMI-ANNUAL REPORT
October 31, 2011

www.libertystreetfunds.com

Liberty Street Horizon Fund
a series of the Investment Managers Series Trust

Table of Contents

Fund Expenses	1
Schedule of Investments	2
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	14
Supplemental Information	23
Privacy Notice	26

This report and the financial statements contained herein are provided for the general information of the shareholders of the Liberty Street Horizon Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

An investment in the Fund is subject to risk, including the possible loss of principal amount invested. The Fund's investment parameters are diverse and as such may be subject to different forms of investment risk such as non-diversification risk, concentration risk, small and medium sized company risk, interest rate risk, high yield/lower rated (junk) bonds and foreign/emerging markets securities risk. The Fund may, also, purchase IPOs to increase its exposure to certain securities. Distressed securities involve considerable risk and are more likely to become worthless than securities of more financially stable companies. Please see the prospectus for a more detailed discussion of the risks that may be associated with the Fund.

Liberty Street Horizon Fund
FUND EXPENSES – October 31, 2011 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments on certain classes and redemption fees, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 5/01/11 to 10/31/11.

Actual Expenses
The information in the table under the headings “Actual Performance” provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the tables under the headings “Hypothetical (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/01/11	10/31/11	5/01/11 – 10/31/11
A Shares
	Actual Performance	$1,000.00	$869.30	$7.05
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.60	$7.61
C Shares
	Actual Performance	$1,000.00	$867.70	$9.39
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.08	$10.13
Institutional Shares
	Actual Performance	$1,000.00	$869.90	$5.88
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.85	$6.34

* Expenses are equal to the Fund’s annualized expense ratio of 1.50%, 2.00% and 1.25% for A Shares, C Shares and Institutional Shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the semi-annual period).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

Liberty Street Horizon Fund
SCHEDULE OF INVESTMENTS - As of October 31, 2011 (Unaudited)

Number
of Shares		Value

	COMMON STOCKS - 94.7%
	CONSUMER DISCRETIONARY - 36.1%
	Auction House/Art Dealer - 0.0%
475	Sotheby's	$16,730

	Auto/Truck Parts & Equipment - Replacement - 3.0%
57,203	Icahn Enterprises LP	2,512,928

	Broadcast Services/Programs - 6.5%
400	Discovery Communications, Inc. - Class A*	17,384
48,550	Grupo Televisa SA - ADR	1,035,572
45,600	Liberty Media Corp. - Liberty Capital - Class A*	3,502,992
14,000	Liberty Media Corp. - Liberty Starz - Class A*	956,200
		5,512,148
	Building - Residential/Commercial - 0.1%
8,100	Brookfield Residential Properties, Inc.*	58,725

	Cable/Satellite TV - 0.5%
16,400	DISH Network Corp. - Class A	396,388

	Casino Hotels - 4.5%
45,130	Las Vegas Sands Corp.*	2,118,854
12,409	Wynn Resorts Ltd.	1,647,915
		3,766,769
	Commercial Services - 1.6%
140,000	Live Nation Entertainment, Inc.*	1,314,600

	Consumer Products - Miscellaneous - 3.5%
90,778	Jarden Corp.	2,907,619

	E-Commerce/Service - 0.4%
21,000	Liberty Interactive Corp. - Class A*	345,030

	Motion Pictures & Services - 0.6%
28,405	DreamWorks Animation SKG, Inc. - Class A*	526,913

	Multimedia - 1.9%
37,400	Viacom, Inc. - Class B	1,639,990

	Professional Sports - 0.0%
200	Madison Square Garden Co. - Class A*	5,286

	Retail - Apparel/Shoes - 0.4%
7,200	Limited Brands, Inc.	307,512

	Retail - Automobiles - 3.7%
80,000	AutoNation, Inc.*	3,115,200

Liberty Street Horizon Fund
SCHEDULE OF INVESTMENTS - As of October 31, 2011 (Unaudited)

Number
of Shares		Value

	Retail - Major Department Stores - 8.2%
1,000	JC Penny Co., Inc.	$32,080
88,071	Sears Holdings Corp.*	6,885,391
		6,917,471
	Television - 1.2%
1,200	AMC Networks, Inc. - Class A*	39,144
36,600	CBS Corp. - Class B	944,646
		983,790

		30,327,099
	CONSUMER STAPLES - 0.2%
	Consumer Products - Miscellaneous - 0.2%
12,797	Prestige Brands Holdings, Inc.*	135,392

	Tobacco - 0.0%
200	Philip Morris International, Inc.	13,974

		149,366
	ENERGY - 5.9%
	Oil Companies-Exploration & Production - 1.0%
2,000	Continental Resources, Inc.*	121,300
40,966	Penn West Petroleum Ltd.	734,111
		855,411

	Oil Companies-Integrated - 4.9%
54,012	Cenovus Energy, Inc.	1,847,210
54,060	Imperial Oil Ltd.	2,228,353
		4,075,563

		4,930,974
	FINANCIALS - 37.2%
	Central Banks - 5.2%
8,200	Bank of Japan *	4,394,730

	Commercial Banks - Central U.S. - 0.8%
12,534	BOK Financial Corp.	654,525

	Diversified Operations - 6.5%
205,599	Leucadia National Corp.	5,516,221

	Finance-Other Services - 0.1%
3,600	CBOE Holdings, Inc.	94,068

	Investment Companies - 0.8%
636,065	Urbana Corp. - Class A*	644,520

Liberty Street Horizon Fund
SCHEDULE OF INVESTMENTS - As of October 31, 2011 (Unaudited)

Number
of Shares		Value

	Investment Management/Advisory Services - 3.2%
37,007	Cohen & Steers, Inc.	$1,005,480
1,726,000	Value Partners Group Ltd.	1,010,877
10,419	Virtus Investment Partners, Inc.*	650,146
		2,666,503

	Oil-US Royalty Trusts - 1.4%
28,566	Texas Pacific Land Trust	1,166,921

	Private Equity - 0.2%
4,000	Onex Corp.	135,880

	Real Estate Operations/Developments - 12.0%
104,991	Brookfield Asset Management, Inc. - Class A	3,044,739
136,218	Forest City Enterprises, Inc. - Class A*	1,863,462
72,000	Henderson Land Development Co., Ltd.	398,981
100,200	Howard Hughes Corp.*	4,807,596
		10,114,778
	Reinsurance - 1.0%
1,153	Berkshire Hathaway, Inc. - Class B*	89,773
33,557	Greenlight Capital Re Ltd. - Class A*	756,039
		845,812
	REITS-Apartments - 0.0%
200	Equity Residential	11,736

	REITS-Diversified - 1.1%
11,321	Vornado Realty Trust	937,492

	REITS-Manufactured Homes - 1.2%
15,000	Equity Lifestyle Properties, Inc.	991,950

	REITS-Regional Malls - 0.4%
23,000	General Growth Properties, Inc.	338,100

	REITS-Shopping Centers - 3.3%
795,700	Link REIT	2,750,044

		31,263,280
	INDUSTRIALS - 3.6%
	Airport Develop/Maintenance - 1.1%
2,014,000	Beijing Capital International Airport Co., Ltd. - Class H	915,125

	Distribution/Wholesale - 0.0%
400	Watsco, Inc.*	24,664

Liberty Street Horizon Fund
SCHEDULE OF INVESTMENTS - As of October 31, 2011 (Unaudited)

Number
of Shares		Value

	Diversified Manufacturing Operations - 0.1%
1,200	Colfax Corp.*	$30,312
100	Danaher Corp.	4,835
		35,147
	Diversified Operations - 2.2%
31,560	Jardine Strategic Holdings Ltd. - ADR	1,868,352

	Finance - Leasing Companies - 0.2%
6,600	Air Lease Corp.*	147,378

		2,990,666
	INFORMATION TECHNOLOGY - 5.5%
	Commercial Services - Finance - 3.3%
8,000	Mastercard, Inc. - Class A	2,777,920

	E-Commerce/Service - 1.5%
32,000	IAC/InterActiveCorp.	1,306,560

	Satellite Telecom - 0.6%
15,600	EchoStar Corp. - Class A*	411,216
1,400	Loral Space & Communications, Inc.*	84,700
		495,916
	Web Portals/ISP - 0.1%
100	Google, Inc. - Class A*	59,264

		4,639,660
	MATERIALS - 6.2%
	Chemicals - Specialty - 0.4%
5,400	Valhi, Inc.	319,086

	Gold Mining - 5.8%
94,080	Franco-Nevada Corp.	3,727,333
241,800	US Gold Corp.*	1,097,772
		4,825,105
	Non-Ferrous Metals - 0.0%
2,000	Titanium Metals Corp.	33,500

		5,177,691
	TOTAL COMMON STOCKS
	(Cost $76,732,204)	79,478,736

	EXCHANGE TRADED FUND - 0.4%
	Gaming & Entertainment - 0.4%
10,086	Market Vectors - Gaming	329,207
	(Cost $205,004)

Liberty Street Horizon Fund
SCHEDULE OF INVESTMENTS - As of October 31, 2011 (Unaudited)

Principal
Amount		Value

	SHORT-TERM INVESTMENT- 2.9%
$2,468,228	UMB Money Market Fiduciary, 0.01%†	$2,468,228
	(Cost $2,468,228)

	TOTAL INVESTMENTS - 98.0%
	(Cost $79,405,436)	82,276,171
	Other Assets less Liabilities - 2.0%	1,703,370
	Total Net Assets - 100.0%	$83,979,541

ADR - American Depository Receipt
REIT - Real Estate Investment Trusts

* Non-income producing security.
† The rate quoted is the annualized seven-day yield of the Fund at the period-end.

 See accompanying Notes to the Financial Statements

Liberty Street Horizon Fund
SUMMARY OF INVESTMENTS
As of October 31, 2011 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Real Estate Operations/Developments	12.0%
Retail - Major Department Stores	8.2%
Broadcast Services/Programs	6.5%
Diversified Operations (Financials)	6.5%
Gold Mining	5.8%
Central Banks	5.2%
Oil Companies-Integrated	4.9%
Casino Hotels	4.5%
Retail - Automobiles	3.7%
Consumer Products - Miscellaneous (Consumer Discretionary)	3.5%
Commercial Services - Finance	3.3%
REITS-Shopping Centers	3.3%
Investment Management/Advisory Services	3.2%
Auto/Truck Parts & Equipment - Replacement	3.0%
Diversified Operations (Industrials)	2.2%
Multimedia	1.9%
Commercial Services (Consumer Discretionary)	1.6%
E-Commerce/Service (Information Technology)	1.5%
Oil-US Royalty Trusts	1.4%
Television	1.2%
REITS-Manufactured Homes	1.2%
Airport Develop/Maintenance	1.1%
REITS-Diversified	1.1%
Oil Companies-Exploration & Production	1.0%
Reinsurance	1.0%
Investment Companies	0.8%
Commercial Banks - Central U.S.	0.8%
Satellite Telecom	0.6%
Motion Pictures & Services	0.6%
Cable/Satellite TV	0.5%
Retail - Apparel/Shoes	0.4%
REITS-Regional Malls	0.4%
Chemicals - Specialty	0.4%
E-Commerce/Service (Consumer Discretionary)	0.4%
Private Equity	0.2%
Finance - Leasing Companies	0.2%
Consumer Products - Miscellaneous (Consumer Staples)	0.2%
Building - Residential/Commercial	0.1%
Web Portals/ISP	0.1%
Finance-Other Services	0.1%
Diversified Manufacturing Operations	0.1%
Professional Sports	0.0%
Tobacco	0.0%
REITS-Apartments	0.0%
Distribution/Wholesale	0.0%
Non-Ferrous Metals	0.0%
Auction House/Art Dealer	0.0%
Total Common Stocks	94.7%
Exchange Traded Fund
Gaming & Entertainment	0.4%
Short-Term Investment	2.9%
Total Investments	98.0%
Other Assets less Liabilities	2.0%
Total Net Assets	100.0%

 See accompanying Notes to the Financial Statements.

Liberty Street Horizon Fund
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2011 (Unaudited)

ASSETS
Investments in securities, at value (cost $79,405,436)	$82,276,171
Receivables:
Investment securities sold	1,902,212
Fund shares sold	13,704
Dividends and interest	25,530
Prepaid expenses	50,665
Total assets	84,268,282

LIABILITIES
Payables:
Investment securities purchased	46,422
Fund shares redeemed	148,547
Due to Advisor	45,936
Due under Distribution Plan - A & C Shares (Note 7)	8,675
Administration fees	12,269
Custody fees	2,263
Fund accounting fees	8,069
Transfer agent fees	1,908
Trustees fees	859
Chief compliance officer fees	2,266
Accrued other expenses	11,527
Total liabilities	288,741

NET ASSETS	$83,979,541

COMPONENTS OF NET ASSETS
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$100,021,604
Accumulated net investment loss	(3,590,182)
Accumulated net realized loss on investments	(15,322,627)
Net unrealized appreciation on investments and foreign currency	2,870,746
NET ASSETS	$83,979,541

Shares Outstanding
A Shares	1,627,008
C Shares	1,690,426
Institutional Shares	9,770,681
Net Assets Value, Offering and Redemption Price Per Share
A Shares (based on net assets of $10,493,303)	$6.45
A Shares Maximum Public Offering Price Per Share	$6.77
(net asset value per share / 95.25%)
C Shares (based on net assets of $10,742,899)	$6.36
Institutional Shares (based on net assets of $62,743,339)	$6.42

See accompanying Notes to Financial Statements.

Liberty Street Horizon Fund
STATEMENT OF OPERATIONS
For the Six Months Ended October 31, 2011 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of foreign withholding taxes of $18,770)	$431,331
Interest	248
Securities lending	214,238
Total income	$645,817

Expenses
Advisory fees	$486,323
Distribution fees (Note 7)
A Shares	17,231
C Shares	47,391
Transfer agent fees	69,627
Administration fees	56,815
Fund accounting fees	32,433
Custody fees	23,712
Registration fees	16,589
Shareholder reporting fees	13,251
Legal fees	11,563
Audit fees	7,540
Chief compliance officer fees	6,788
Trustees' fees and expenses	2,516
Insurance fees	1,005
Miscellaneous fees	876
Total expenses	793,660
Less: Fees waived	(121,769)
Net expenses	671,891
Net investment loss	$(26,074)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
AND FOREIGN CURRENCY:
Net realized gain (loss) on:
Investments	5,718,970
Foreign currency transactions	(9,110)
Net realized gain	5,709,860
Net unrealized depreciation on:
Investments and foreign currency translations	(20,627,826)
Net realized and unrealized loss on investments and
foreign currency	(14,917,966)

Net Decrease in Net Assets from Operations	$(14,944,040)

See accompanying Notes to Financial Statements.

Liberty Street Horizon Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended
	October 31, 2011		Year Ended
	(Unaudited)		April 30, 2011
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income (loss)	$(26,074)		$232,943
Net realized gain (loss) on investments and foreign currency	5,709,860		(8,090,455)
Net unrealized appreciation (depreciation) on investments and foreign currency	(20,627,826)		27,100,574
Net increase (decrease) in net assets resulting from operations	(14,944,040)		19,243,062

Distributions to Shareholders
From net investment income
A Shares	-		(581,854)
C Shares	-		(341,366)
Institutional Shares	-		(2,374,334)
Total distributions	-		(3,297,554)

Capital Transactions
Net proceeds from shares sold	7,023,323		25,525,702
Reinvestment of distributions	-		3,150,453
Cost of shares redeemed	(22,250,580	) *	(56,389,792)
Net change in net assets from capital transactions	(15,227,257)		(27,713,637)

Total decrease in net assets	(30,171,297)		(11,768,129)

NET ASSETS
Beginning of period	114,150,838		125,918,967
End of period	$83,979,541		$114,150,838

Accumulated net investment loss	$(3,590,182)		$(3,564,108)

* Net of redemption fee proceeds of $2,247 and $31,361, respectively.

See accompanying Notes to Financial Statements.

Liberty Street Horizon Fund
FINANCIAL HIGHLIGHTS - A Shares

Per share operating performance
For a capital share outstanding throughout the Period

	Six Months
	Ended					May 4, 2007 *
	October 31, 2011		Year Ended	Year Ended	Year Ended	through
	(Unaudited)		April 30, 2011	April 30, 2010	April 30, 2009 †	April 30, 2008 †
Net asset value, beginning of period	$7.42		$6.36	$4.80	$9.39	$10.00
Income from Investment Operations
Net investment income (loss) 1	(0.01)		0.01	0.01	0.03	0.05
Net realized and unrealized gain (loss) on investments and foreign currency	(0.96)		1.24	1.66	(4.61)	(0.64)
Total from investment operations	(0.97)		1.25	1.67	(4.58)	(0.59)

Less Distributions:
From net investment income	-		(0.19)	(0.11)	(0.01)	(0.02)

Redemption fee proceeds 2	-		-	-	-	-

Net asset value, end of period	$6.45		$7.42	$6.36	$4.80	$9.39

Total return 3	(13.07	)%4	20.05%	35.00%	(48.80)%	(5.94	)%4

Ratios and Supplemental Data
Net assets, end of period (000's omitted)	$10,493		$16,573	$24,688	$19,384	$17,506

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	1.75	%5	1.70%	1.73%	1.91%	3.64	%5
After fees waived and expenses absorbed	1.50	%5	1.50%	1.50%	1.50%	1.50	%5
Ratio of net investment income to average net assets
Before fees waived and expenses absorbed	(0.42	)%5	(0.10)%	0.02%	0.08%	(1.66	)%5
After fees waived and expenses absorbed	(0.17	)%5	0.10%	0.25%	0.49%	0.48	%5
Portfolio turnover rate	16	%4	33%	20%	21%	29	%4

† Audited by previous Independent Registered Public Accounting Firm.
* Commencement of operations.
1 Based on average shares outstanding during the year.
2 Amount represents less than $0.01 per share.
3 Total return excludes the effect of the applicable sales load.
4 Not annualized.
5 Annualized.

See accompanying Notes to Financial Statements.

Liberty Street Horizon Fund
FINANCIAL HIGHLIGHTS - C Shares

Per share operating performance
For a capital share outstanding throughout the Period

Six Months
Ended	May 24, 2007 *
October 31, 2011	Year Ended	Year Ended	Year Ended	through
(Unaudited)	April 30, 2011	April 30, 2010	April 30, 2009 †	April 30, 2008 †
Net asset value, beginning of period	$7.33	$6.29	$4.75	$9.33	$10.05
Income from Investment Operations
Net investment income (loss) 1	(0.02)	(0.03)	(0.01)	-	2	-	2
Net realized and unrealized gain (loss) on investments and foreign currency	(0.95)	1.23	1.64	(4.58)	(0.71)
Total from investment operations	(0.97)	1.20	1.63	(4.58)	(0.71)

Less Distributions:
From net investment income	-	(0.16)	(0.09)	-	(0.02)

Redemption fee proceeds	-	2	-	2	-	2	-	2	0.01

Net asset value, end of period	$6.36	$7.33	$6.29	$4.75	$9.33

Total return	(13.23	)%3	19.40%	34.44%	(49.09)%	(7.02	)%3

Ratios and Supplemental Data
Net assets, end of period (000's omitted)	$10,743	$14,692	$15,219	$10,064	$11,580

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	2.25	%4	2.20%	2.23%	2.50%	4.19	%4
After fees waived and expenses absorbed	2.00	%4	2.00%	2.00%	2.00%	2.00	%4
Ratio of net investment loss to average net assets
Before fees waived and expenses absorbed	(0.92	)%4	0.60%	0.02%	(0.47)%	(2.14	)%4
After fees waived and expenses absorbed	(0.67	)%4	(0.40)%	(0.25)%	(0.03)%	(0.05	)%4
Portfolio turnover rate	16	%3	33%	20%	21%	29	%3

† Audited by previous Independent Registered Public Accounting Firm.
* Commencement of operations.
1 Based on average shares outstanding during the year.
2 Amount represents less than $0.01 per share.
3 Not annualized.
4 Annualized.

See accompanying Notes to Financial Statements.

Liberty Street Horizon Fund
FINANCIAL HIGHLIGHTS - Institutional Shares

Per share operating performance
For a capital share outstanding throughout the Period

Six Months
Ended	July 11, 2007 *
October 31, 2011	Year Ended	Year Ended	Year Ended	through
(Unaudited)	April 30, 2011	April 30, 2010	April 30, 2009 †	April 30, 2008 †
Net asset value, beginning of period	$7.38	$6.32	$4.77	$9.37	$10.79
Income from Investment Operations
Net investment income 1	-	2	0.02	0.03	0.04	0.05
Net realized and unrealized gain (loss) on investments and foreign currency	(0.96)	1.25	1.65	(4.62)	(1.44)
Total from investment operations	(0.96)	1.27	1.68	(4.58)	(1.39)

Less Distributions:
From net investment income	-	(0.21)	(0.13)	(0.03)	(0.04)

Redemption fee proceeds	-	2	-	2	-	2	0.01	0.01

Net asset value, end of period	$6.42	$7.38	$6.32	$4.77	$9.37

Total return	(13.01	)%3	20.51%	35.33%	(48.81)%	(12.88	)%3

Ratios and Supplemental Data
Net assets, end of period (000's omitted)	$62,743	$82,886	$86,012	$60,434	$31,788

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	1.50	%4	1.45%	1.48%	1.68%	2.59	%4
After fees waived and expenses absorbed	1.25	%4	1.25%	1.25%	1.25%	1.25	%4
Ratio of net investment income to average net assets
Before fees waived and expenses absorbed	(0.17	)%4	0.15%	0.27%	0.25%	(0.66	)%4
After fees waived and expenses absorbed	0.08	%4	0.35%	0.50%	0.68%	0.68	%4
Portfolio turnover rate	16	%3	33%	20%	21%	29	%3

† Audited by previous Independent Registered Public Accounting Firm.
* Commencement of operations.
1 Based on average shares outstanding during the year.
2 Amount represents less than $0.01 per share.
3 Not annualized.
4 Annualized.

See accompanying Notes to Financial Statements.

Liberty Street Horizon Fund
NOTES TO FINANCIAL STATEMENTS – October 31, 2011
(Unaudited)

Note 1 – Organization
The Liberty Street Horizon Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund seeks to achieve long-term growth of capital.  The Fund currently offers three classes of shares: A Shares, C Shares, and Institutional Shares.  A Shares commenced operations on May 4, 2007. C Shares commenced operations on May 24, 2007.  Institutional Shares commenced operations on July 11, 2007.

The Fund is the accounting and performance successor to the Liberty Street Horizon Fund, a series of Forum Funds (the “Predecessor Fund”).  On October 12, 2009, the Fund acquired substantially all the assets and assumed the liabilities of the Predecessor Fund pursuant to an agreement and plan of reorganization, in exchange for Class A, C, and Institutional shares of the Fund.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over-the-counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices.  Equity securities that are traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at fair value considering prices for securities of comparable maturity, quality and type.  Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost.  The Fund values exchange-traded options at the last sales price, or, if no last sales price is available, at the last bid price.

The Fund values securities for which market quotations are not readily available, including restricted securities, by methods approved by the Board of Trustees and that the Board believes accurately reflect fair value. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security's value or a meaningful portion of the Fund's portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the exchange on which the security principally trades and the NYSE. In such a case, the Fund’s value for a security could be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

Liberty Street Horizon Fund
NOTES TO FINANCIAL STATEMENTS – October 31, 2011
(Unaudited) - Continued

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days.  Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not effect sales and redemptions of its shares.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the

Liberty Street Horizon Fund
NOTES TO FINANCIAL STATEMENTS – October 31, 2011
(Unaudited) - Continued

translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Fund records realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.  At October 31, 2011, the Fund did not have any forward contracts outstanding.

(e) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

(f) Distributions to Shareholders
The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

(g) Accounting Standards
Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze the open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended October 31, 2011, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Liberty Street Horizon Fund
NOTES TO FINANCIAL STATEMENTS – October 31, 2011
(Unaudited) - Continued

(h) Securities Lending
The Fund may engage in securities lending. The loans are secured by collateral. During the term of the loan, the Fund will continue to receive any interest, dividends or amounts on the loaned securities while receiving interest on the investment of the cash collateral. Securities lending income is disclosed as such in the Statements of Operations. The collateral for the securities on loan is recognized in the Statements of Assets and Liabilities. The cash collateral is maintained on the Fund's behalf and is invested in short-term securities. Loans are subject to termination at the option of the borrower of the security. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan of its securities and may share the interest and/or fees earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

As of October 31, 2011, there were no securities loaned by the Fund and there was no collateral due to broker by the Fund.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Liberty Street Advisors, Inc. (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00% of the Fund’s average daily net assets.  The Advisor engages Horizon Asset Management LLC (the “Sub-Advisor”) to manage the Fund and pays the Sub-Advisor from its advisory fees.

The Advisor has contractually agreed to waive its fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses to 1.50% , 2.00% and 1.25% of the Fund's average daily net assets for A Shares, C Shares and Institutional Shares, respectively until August 31, 2012.

For the six months ended October 31, 2011, the Advisor waived fees or reimbursed other expenses of $121,769.  The Advisor may recover from the Fund fees and expenses previously waived or reimbursed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit in place at the time the expenses were incurred.  The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred.  At October 31, 2011, the Advisor may recapture a portion of the following amounts no later than the dates stated below:

April 30, 2012	301,848
April 30, 2013	244,678
April 30, 2014	220,158
April 30, 2015	121,769
$888,453

Liberty Street Horizon Fund
NOTES TO FINANCIAL STATEMENTS – October 31, 2011
(Unaudited) - Continued

Foreside Fund Services, LLC (“Distributor”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended October 31, 2011, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the six months ended October 31, 2011, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At October 31, 2011, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$79,488,018

Gross unrealized appreciation	$13,532,037
Gross unrealized depreciation	(10,743,872)
Net unrealized appreciation on investments and foreign currency translations	$2,788,165

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of April 30, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$824,954
Undistributed long-term gains	-
Tax accumulated earnings	824,954
Accumulated capital and other losses	$(20,775,819)
Unrealized appreciation on investments and foreign currency translations.	18,852,843
Total accumulated earnings/(deficit)	$(1,098,022)

The tax character of distributions paid during the fiscal years ended April 30, 2011 and April 30, 2010 were as follows:

Liberty Street Horizon Fund
NOTES TO FINANCIAL STATEMENTS – October 31, 2011
(Unaudited) - Continued

Distribution paid from:	April 30, 2011	April 30, 2010
Ordinary income	$3,297,554	$2,260,919
Long term capital gains	-	-
Total distributions	$3,297,554	$2,260,919

As of April 30, 2011, the Fund had a capital loss carryover of $19,095,964 of which $1,062 expires in 2016, $5,415,812 expires in 2017, $3,642,105 expires in 2018 and $10,036,985 expires in 2019.

Losses incurred after October 31 (“post-October” losses) within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.  As of April 30, 2011, the Fund had $1,676,486 of post-October capital losses and $3,369 of post-October currency losses which are deferred until May 1, 2011 for tax purposes.

Note 5 - Capital Transactions
Capital transactions for the Fund were as follows:

	Six Months Ended October 31, 2011			Year Ended April 30, 2011
	Shares	Value		Shares	Value
Subscriptions:
A Shares	25,433		$176,721	359,215		$2,250,002
C Shares	52,246		350,465	116,391		739,805
Institutional Shares	977,613		6,496,137	3,542,420		22,535,895
Total Subscriptions	1,055,292		$7,023,323	4,018,026		$25,525,702
Reinvestment:
A Shares	-		$-	83,180		$551,486
C Shares	-		-	49,283		323,298
Institutional Shares	-		-	345,322		2,275,669
Total Reinvestment	-		$-	477,785		$3,150,453

Repurchases:
A Shares	(631,040)	$	(3,918,219)	(2,019,880)	$	(13,490,591)
C Shares	(365,368)		(2,208,796)	(582,855)		(3,650,322)
Institutional Shares	(2,435,730)		(16,125,805)	(6,258,564)		(39,248,879)
Total Repurchases	(3,432,138)	$	(22,252,820)*	(8,933,299)	$	(56,389,792)*

* For the six months ended October 31, 2011, net of redemption fee proceeds of $11 and $2,236 for A Shares and Institutional Shares, respectively; the C Shares did not have any redemption fee proceeds.  For the year ended April 30, 2011, net of redemption fee proceeds of $79, $216 and $31,066 for A Shares, C Shares and Institutional Shares, respectively. The Fund charges a 1% fee if you redeem your shares of the Fund within 90 days of purchase.

Liberty Street Horizon Fund
NOTES TO FINANCIAL STATEMENTS – October 31, 2011
(Unaudited) - Continued

Note 6 - Investment Transactions
For the six months ended October 31, 2011, purchases and sales of investments, excluding short-term investments, were $14,846,936 and $31,847,923, respectively.

Note 7 - Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Fund to pay distribution fees for the sale and distribution of its shares.  With respect to the A Shares and C Shares, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% and 0.75%, respectively, of average daily net assets, payable to the Distributor. The Institutional Class does not pay any distribution fees.

The Advisor’s affiliated broker-dealer, HRC Fund Associates, LLC, markets the Fund shares to financial intermediaries pursuant to a selling dealer agreement.  In addition, HRC Fund Associates, LLC may receive sales charges from the Fund’s Distributor for activities relating to the marketing of Fund shares pursuant to a wholesaling agreement with the Fund’s distributor.

For the six months ended October 31, 2011, distribution fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 9 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Liberty Street Horizon Fund
NOTES TO FINANCIAL STATEMENTS – October 31, 2011
(Unaudited) - Continued

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of October 31, 2011, in valuing the Fund’s assets carried at fair value:

	Level 1 (Quoted Price)	Level 2* (Observable Inputs)	Level 3* (Unobservable Inputs)	Total
Investments, at Value:
Common Stocks1	$79,478,736	$ -	$ -	$79,478,736
Exchange-Trade Fund	329,207	-	-	329,207
Short-Term Investment	2,468,228	-	-	2,468,228
Total Investments, at Value	$82,276,171	$ -	$ -	$82,276,171

1 All common stocks held in the Fund are level 1 securities.  For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

*The fund did not hold any level 2 & 3 securities during the period.

Note 10 – Accounting Pronouncement
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

The Fund’s policies permit the Fund to enter into forward contracts principally to hedge either specific transactions or portfolio positions in an attempt to minimize currency value fluctuations.  Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract.  The forward contracts were bought or sold to protect the Fund, to some degree, from a possible loss resulting from an adverse change in the relationship between foreign currencies and the United States dollar (“US$”). Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, the contracts may limit any potential gain that may result from currency increases.

Liberty Street Horizon Fund
NOTES TO FINANCIAL STATEMENTS – October 31, 2011
(Unaudited) - Continued

The risks to the Fund of entering into forward contracts include currency risks, such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the US$; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to US$).  As a result, the relative strength of the US$ may be an important factor in the performance of the Fund.  For the six months ended October 31, 2011, the Fund did not enter into any forward contracts.

Note 11 – Improving Disclosures about Fair Value Measurements
In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurement and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

Note 12 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Liberty Street Horizon Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement (Unaudited)
At an in-person meeting held on September 21-22, 2011, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Liberty Street Advisors, Inc. (the “Investment Advisor”) and the Sub-Advisory Agreement between the Investment Advisor and Horizon Asset Management, LLC (the “Sub-Advisor”) with respect to the Liberty Street Horizon Fund series of the Trust (the “Fund”) for additional one-year terms.  In approving renewal of the Agreements, the Board of Trustees, including the Independent Trustees, determined that renewal of each Agreement is in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund from the Investment Advisor, the Sub-Advisor and Mutual Fund Administration Corporation (“MFAC”) and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Agreements. The Board also considered information reviewed by the Board during the year at other Board and committee meetings.  Before voting on each Agreement, the Independent Trustees met in a private session at which no representatives of the Investment Advisor or Sub-Advisor were present.

In approving each Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below.  In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Liberty Street Advisors, Inc.

Nature, Extent and Quality of Services
The Board considered information included in the meeting materials regarding the performance of the Fund compared with returns of the S&P 500 Index for the three-month, year-to-date, one-year and three-year periods ended August 31, 2011, and with a select group of comparable funds selected by MFAC (the “Peer Group”) for the three-month, year-to-date and one-year periods ended July 31, 2011.

With respect to the performance results of the Fund, the Board noted that the materials they reviewed indicated that the annualized total returns of each class of the Fund were below the returns of the S&P 500 Index for the three-month, year-to-date, one-year and three-year periods and were below the average returns of the Peer Group funds for all periods except for the one-year period, during which the Fund’s Institutional Class had a return of 21.62%.

The Board considered the overall quality of services provided by the Investment Advisor to the Fund.  In doing so, the Board considered the Investment Advisor’s specific responsibilities in all aspects of management and oversight of the Fund, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund.  The Board also considered the overall quality of the Investment Advisor’s organization and operations, the commitment of the Investment Advisor to the Fund’s growth, and the Investment Advisor’s compliance structure and compliance procedures. Based on its review, the Board and the Independent Trustees concluded that the Investment Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Advisory Agreement.  The Board and the Independent Trustees also concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund were satisfactory.

Liberty Street Horizon Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Advisory Fee and Expense Ratio
With respect to the advisory fees and total expenses paid by the Fund, the Board noted the meeting materials indicated that the investment advisory fees (gross of fee waivers by the Investment Advisor) for all classes were higher than the Fund’s Peer Group averages but that the total expenses paid by the Fund (net of fee waivers by the Investment Advisor) for all classes (except for the Institutional Class) were lower than the Fund’s Peer Group averages.  The Trustees also noted that the Investment Advisor was waiving a portion of its advisory fee with respect to the Fund because of the Fund’s low asset levels.  The Board noted that the Investment Advisor does not provide advisory services to any other mutual funds or any other accounts with similar investment strategies as the Fund, and therefore the Board could not compare the Fund’s advisory fees to the advisory fees paid by any other client of the advisor.  The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s costs and profits with respect to the Fund, which they determined was reasonable. The Board also considered the benefits received by the Investment Advisor and its affiliates as a result of the Investment Advisor’s relationship with the Fund, including investment advisory fees paid to the advisor, 12b-1 distribution fees paid to the advisor’s affiliates, and the intangible benefits of any favorable publicity arising in connection with the Fund’s performance. They also noted that although there were no advisory fee breakpoints, the asset levels of the Fund were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future, as the Fund’s assets grow.

Horizon Asset Management, LLC

Nature, Extent and Quality of Services
The Board’s observations with respect to the Fund’s performance are described above.  The Board also considered the overall quality of services provided by the Sub-Advisor to the Fund.  In doing so, the Board considered the Sub-Advisor’s specific responsibilities in all aspects of management of the Fund, including the Fund’s day-to-day portfolio management, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund.  The Board also considered the overall quality of the Sub-Advisor’s organization and operations and the Sub-Advisor’s compliance structure and compliance procedures.  Based on its review, the Board and the Independent Trustees concluded that the Sub-Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Sub-Advisory Agreement.  The Board and the Independent Trustees also concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Sub-Advisor to the Fund were satisfactory.

Advisory Fee, Profitability and Economies of Scale

The Board noted that the Sub-Advisor does not provide advisory services to any other mutual funds or any other accounts with similar investment strategies as the Fund, but noted that the sub-advisory fee received by the Sub-Advisor is significantly lower than the fees charged by the Sub-Advisor to clients for all of its products, based on its advisory fee schedule. The Board also considered the benefits received by the Sub-Advisor as a result of its relationship with the Fund, including sub-advisory fees paid to the Sub-Advisor and the intangible benefits of any favorable publicity arising in connection with the Fund’s performance. They also noted that although there were no advisory fee breakpoints, the asset levels of the Fund were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future, as the Fund’s assets grow.  At a later meeting, the Board also considered information relating to the Sub-Advisor’s costs and profits with respect to the Fund, which they determined was reasonable. The Board and the Independent Trustees concluded that the compensation payable to the Sub-Advisor under the Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Sub-Advisor provides to the Fund.

Liberty Street Horizon Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Fund and its shareholders and, accordingly, approved renewal of each Agreement.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

_____________________________

Liberty Street Horizon Fund
a series of the Investment Managers Series Trust

Investment Advisor
Liberty Street Advisors, Inc.
125 Maiden Lane, 6th Floor
New York, New York 10038

Sub-Advisor
Horizon Asset Management LLC
470 Park Avenue South, 4th Floor South
New York, New York 10016

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

_____________________________

FUND INFORMATION

	TICKER	CUSIP
Liberty Street Horizon Fund A Shares	LSHAX	461 418 840
Liberty Street Horizon Fund C Shares	LSHCX	461 418 832
Liberty Street Horizon Fund Institutional Shares	LSHUX	461 418 824

Privacy Principles of the Liberty Street Horizon Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Liberty Street Horizon Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (800) 207-7108, on the Fund’s website at http://www.libertystreetfunds.com or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 207-7108, on the Fund’s website at http://www.libertystreetfunds.com or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  http://www.sec.gov or by calling the Fund at (800) 207-7108. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Section in Washington, DC. Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

Liberty Street Horizon Fund
c/o UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233-2301
Toll Free: 1-800-207-7108

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Investment Managers Series Trust

By (Signature and Title) /s/ John P. Zader
John P. Zader, President

Date   January 3, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ John P. Zader
John P. Zader, President

Date January 3, 2012

By (Signature and Title) /s/ Rita Dam
Rita Dam, Treasurer

Date January 3, 2012